Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Allowance for credit losses	$ 3,473	$ 3,814
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	130,403	126,882
Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	126	142
Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	441	409
Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	1
Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	88,513	79,724
Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	23,991	26,971
Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	16,024	18,021
Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	451	618
Residential mortgages [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,108	1,280
Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	71,311	69,480
Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	607	668
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	333	340
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,422	1,581
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	28,475	26,682
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	22,640	21,520
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,104	14,658
Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,782	1,899
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,162	3,468
Credit Card Loans [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,187	7,556
Credit Card Loans [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	301	333
Credit Card Loans [Member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,238	2,252
Credit Card Loans [Member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	355	1,121
Credit Card Loans [Member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,700	1,047
Credit Card Loans [Member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,354	2,510
Credit Card Loans [Member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	376	435
Credit Card Loans [Member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	465	524
Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	247,660	256,995
Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	1,994	2,160
Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,226	2,889
Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	136,149	132,342
Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	103,986	115,303
Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,293	8,621
Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	200,561	207,451
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	445	511
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	886	1,261
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	141,336	139,769
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	55,364	62,071
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	3,420	4,861
Stage One [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	122,013	116,599
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	60	51
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	1
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	88,153	79,295
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	21,254	24,490
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,535	11,560
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	117	172
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,013	1,132
Stage One [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	65,449	63,121
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	127	134
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,386	1,550
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	28,460	26,645
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	22,017	20,935
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,192	10,324
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	418	429
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,103	3,372
Stage One [member] | Credit Card Loans [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,231	6,389
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	59	61
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,238	2,252
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	355	1,106
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,584	899
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,595	1,611
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	53	58
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	465	524
Stage One [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	217,175	213,787
Stage One [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	544	510
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	134,620	129,100
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	83,099	85,197
Stage One [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	180,076	179,580
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	206	211
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	139,307	138,141
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	40,975	41,650
Stage Two [Member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,963	9,890
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	52	75
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	360	429
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,737	2,481
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,489	6,461
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	334	446
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	95	148
Stage Two [Member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,630	6,124
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	379	429
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	36	31
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15	37
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	623	585
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,912	4,334
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,364	1,470
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	59	96
Stage Two [Member] | Credit Card Loans [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	956	1,167
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	242	272
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	0	15
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	116	148
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	759	899
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	323	377
Stage Two [Member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	28,785	40,925
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	924	1,044
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,529	3,242
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	20,887	30,106
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,293	8,621
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	19,622	26,622
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	216	288
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	2,029	1,628
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	14,389	20,421
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	3,420	4,861
Stage three [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	427	393
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	14	16
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	441	409
Stage three [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	232	235
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	101	105
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	333	340
Stage three [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,700	2,283
Stage three [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	526	606
Stage three [member] | Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,226	2,889
Stage three [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	863	1,249
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	23	12
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	$ 886	$ 1,261